INDEXIQ ETF TRUST
(the “Trust”)
Supplement dated March 1, 2022 (“Supplement”) to the
Prospectus, dated August 31, 2021, as supplemented, of:
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Long/Short Tracker ETF
IQ Hedge Macro Tracker ETF	IQ Hedge Event-Driven Tracker ETF
IQ Hedge Market Neutral Tracker ETF
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, all references to IQ Real Return ETF are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
MECPI16c-03/22